Asset Acquisition	6 Months Ended
Jun. 30, 2026
Asset Acquisition [Abstract]
Asset acquisition

Note 7. Asset acquisition

On June 1, 2026, WISeKey, through its subsidiary SEALSQ Corp, acquired 100% of the outstanding shares of Miraex SA, a Swiss technology company focused on photonic integrated circuit technologies for quantum computing and quantum communications.

The Group evaluated the acquisition under ASC 805, Business Combinations, and elected to apply the optional concentration test. Approximately 92.9%   of the fair value of the gross assets acquired was concentrated in Miraex’ proprietary Thin Film Lithium Tantalate photonic integrated circuit technology. Accordingly, substantially all of the fair value of the gross assets acquired was concentrated in a single identifiable asset or group of similar identifiable assets, the acquired set did not meet the definition of a business, and the transaction was accounted for as an asset acquisition in line with ASC 805.

The total acquisition cost was USD 5.8 million (CHF 4.6 million) and consisted of the following components:

USD’000
Base purchase price	5,046
Amounts paid to third-party convertible-loan holders	724
Direct transaction costs	75
Total acquisition cost paid in cash	5,845

Direct transaction costs were capitalized as part of the cost of the asset acquisition. SEALSQ’s CHF 0.5 million pre-closing convertible loan entered into on March 24, 2026, with Miraex, which was applied toward SEALSQ’s capital subscription at closing but was not included in the above base purchase price, and a separate CHF 0.5 million capital contribution to fund Miraex’ operations and development were accounted for as separate shareholder capital transactions and were not included in acquisition cost.

The following table summarizes the allocation of acquisition cost as of June 1, 2026:

USD’000
Acquired technology	7,524
Property, plant and equipment	261
Cash and cash equivalents	254
Inventory	118
Other receivables	81
Other assets	56
Total assets acquired	8,294
Deferred income tax liability	(1,128)
Financial liabilities	(765)
Pension liabilities	(270)
Accounts payable	(161)
Other liabilities	(125)
Total liabilities assumed	(2,449)
Net assets acquired / total acquisition cost	5,845

The acquisition cost was allocated to the assets acquired and liabilities assumed based on their relative fair values, subject to the requirements of other applicable US GAAP guidance. The principal asset recognized was acquired technology with an initial carrying amount of USD 7.5 million (CHF 5.9 million). A deferred income tax liability of USD 1.1 million (CHF 0.9 million) was recognized in connection with the acquired technology. Because the transaction was accounted for as an asset acquisition, no goodwill was recognized.

The acquired technology is being amortized on a straight-line basis over its estimated useful life of 14.6 years. Amortization commenced on June 1, 2026.